Summary of significant accounting policies	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of significant accounting policies
3.	Summary of significant accounting policies
The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements by the company and its subsidiaries.
In March 2020, the SEC amended its regulations regarding financial information of guarantors and issuers of guaranteed securities registered or being registered. We adopted these amendments for the year ended 31 December 2020, which included replacing guarantor condensed consolidating financial information with summarized financial information for the combined obligor group (Parent, Issuer and Guarantor Subsidiaries) in accordance with the amended regulations and no longer requiring guarantor cash flow information, financial information for non-guarantor subsidiaries, or a reconciliation to the consolidated results. The location of the required disclosures has been removed from the Notes to the Consolidated Financial Statements and moved to “Item 5. Operating and Financial Review—G. Liquidity and Capital Resources—Guarantor Financial Information”.

(A)	BASIS OF PREPARATION AND MEASUREMENT
Depending on the applicable IFRS requirements, the measurement basis used in preparing the financial statements is cost, net realizable value, fair value or recoverable amount. Whenever IFRS provides an option between cost and another measurement basis (e.g. systematic re-measurement),
the cost approach is applied.

(B)	FUNCTIONAL AND PRESENTATION CURRENCY
Unless otherwise specified, all financial information included in these financial statements has been stated in US dollar and has been rounded to the nearest million. As from 2009, following the combination with Anheuser-Bush, the company changed the presentation currency of the consolidated financial statements from the euro to the US dollar to provide greater alignment of the presentation currency with AB InBev’s most significant operating currency and underlying financial performance. The functional currency of the parent company is the euro.

(C)	USE OF ESTIMATES AND JUDGMENTS
The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

(D)	PRINCIPLES OF CONSOLIDATION
Subsidiaries are those entities controlled by AB InBev. AB InBev controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. In assessing control, potential voting rights are taken into account. Control is presumed to exist where AB InBev owns, directly or indirectly, more than one half of the voting rights (which does not always equate to economic ownership), unless it can be demonstrated that such ownership does not constitute control. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Total comprehensive income of subsidiaries is attributed to the owners of the company and to the non-controlling
interests even if this results in the
non-controlling
interests having a deficit balance.
Associates are undertakings in which AB InBev has significant influence over the financial and operating policies, but which it does not control. This is generally evidenced by ownership of between 20% and 50% of the voting rights. A joint venture is an arrangement in which AB InBev has joint control, whereby AB InBev has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities. Associates and joint ventures are accounted for by the equity method of accounting, from the date that significant influence or joint control commences until the date that significant influence or joint control ceases. When AB InBev’s share of losses exceeds the carrying amount of the associate or joint venture, the carrying amount is reduced to nil and recognition of further losses is discontinued except to the extent that AB InBev has incurred legal or constructive obligations on behalf of the associate or joint venture.
Joint operations arise when AB InBev has rights to the assets and obligations to the liabilities of a joint arrangement. AB InBev accounts for its share of the assets, liabilities, revenues and expenses as from the moment joint operation commences until the date that joint operation ceases.
The financial statements of the company’s subsidiaries, joint ventures, joint operations and associates are prepared for the same reporting year as the parent company, using consistent accounting policies. In exceptional cases when the financial statements of a subsidiary, joint venture, joint operation or associate are prepared as of a different date from that of AB InBev, adjustments are made for the effects of significant transactions or events that occur between that date and the date of AB InBev’s financial statements. In such cases, the difference between the end of the reporting period of these subsidiaries, joint ventures, joint operations or associates from AB InBev’s reporting period is no more than three months. Results from the company’s associates Anadolu Efes and Castel are reported on a three-month lag. Therefore, estimates are made to reflect AB InBev’s share in the result of these associates for the last quarter. Such estimates are revisited when required.
Transactions with
non-controlling
interests are treated as transactions with equity owners of the company. For purchases from non-controlling
interests, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling
interests are also recorded in equity where there is no loss of control.
All intercompany transactions, balances and unrealized gains and losses on transactions between group companies have been eliminated. Unrealized gains arising from transactions with joint ventures, joint operations and associates are eliminated to the extent of AB InBev’s interest in the entity. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.
A listing of the company’s most important subsidiaries, joint ventures, joint operations and associates is set out in Note 36
AB
 InBev companies
.

(E)	SUMMARY OF CHANGES IN ACCOUNTING POLICIES
A number of new standards, amendment to standards and new interpretations became mandatory for the first time for the financial year beginning on 1 January 2020 and have not been listed in these consolidated financial statements as they either do not apply or are immaterial to AB InBev’s consolidated financial statements.
In March 2020, the SEC amended its regulations regarding financial information of guarantors and issuers of guaranteed securities registered or being registered. We adopted these amendments for the year ended 31 December 2020, which included replacing guarantor condensed consolidating financial information with summarized financial information for the combined obligor group (Parent, Issuer and Guarantor Subsidiaries) in accordance with the amended regulations and no longer requiring guarantor cash flow information, financial information for non-guarantor subsidiaries, or a reconciliation to the consolidated results. The location of the required disclosures has been removed from the Notes to the Consolidated Financial Statements and moved to “
Item 5. Operating and Financial Review—G. Liquidity and Capital Resources—Guarantor Financial Information”
of the Form 20-F.

(F)	FOREIGN CURRENCIES
Foreign currency transactions
Foreign currency transactions are accounted for at exchange rates prevailing at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rates prevailing on the date of the balance sheet. Gains and losses resulting from the settlement of foreign currency transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement.
Non-monetary
assets and liabilities denominated in foreign currencies are translated at the foreign exchange rate prevailing at the date of the transaction.
Non-monetary
assets and liabilities denominated in foreign currencies that are stated at fair value are translated to US dollar at foreign exchange rates prevailing at the dates the fair value was determined.
Translation of the results and financial position of foreign operations
Assets and liabilities of foreign operations are translated to US dollar at foreign exchange rates prevailing at the balance sheet date. Income statements of foreign operations, excluding foreign entities in hyperinflationary economies, are translated to US dollar at exchange rates for the year approximating the foreign exchange rates prevailing at the dates of the transactions. The components of shareholders’ equity are translated at historical rates. Exchange differences arising from the translation of shareholders’ equity to US dollar at period-end
exchange rates are taken to other comprehensive income (translation reserves).
Financial Reporting in hyperinflationary economies
In May 2018, the Argentinean peso underwent a severe devaluation, causing Argentina´s three-year cumulative inflation to exceed 100% and thus, triggering the requirement to transition to hyperinflation accounting as prescribed by IAS 29
Financial Reporting in Hyperinflationary Economies
. IAS 29 requires that the results of the company’s Argentinian operations be reported as if these were highly inflationary as of 1 January 2018.
Under IAS 29,
non-monetary
assets and liabilities stated at historical cost, equity and income statements of subsidiaries operating in hyperinflationary economies are restated for changes in the general purchasing power of the local currency, applying a general price index. These re-measured
accounts are used for conversion into US dollar at the period closing exchange rate. As a result, the balance sheet and net results of subsidiaries operating in hyperinflation economies are stated in terms of the measuring unit current at the end of the reporting period.
Consequently, the company applied hyperinflation accounting for its Argentinean subsidiaries for the first time in the year-to-date
September 2018 unaudited condensed interim financial statements, with effect as of 1 January 2018. The IAS 29 rules are applied as follows:

•
Non-monetary
assets and liabilities stated at historical cost (e.g. property plant and equipment, intangible assets, goodwill, etc.) and equity of Argentina were restated using an inflation index. The hyperinflation accounting impacts resulting from changes in the general purchasing power from 1 January 2018 are reported in the income statement in a dedicated account for hyperinflation monetary adjustments in the finance line (see also Note 11
Finance cost and income
)

•
The income statement is adjusted at the end of each reporting period using the change in the general price index. It is converted at the closing exchange rate of each period (rather than the year-to-date
average rate which is used for
non-hyperinflationary
economies), thereby restating the
year-to-date
income statement account for both inflation index and currency conversion.

The 2020 results, restated for purchasing power, were translated at the December 2020 closing rate of 84.143520 Argentinean pesos per US dollar (2019 results – at 59.890668 Argentinean pesos per US dollar).

Exchange rates
The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate			Average rate
1 US dollar equals:	31 December 2020	31 December 2019	31 December 2018	31 December 2020	31 December 2019	31 December 2018
Argentinean peso	84.143520	59.890668	37.807879	—	—	—
Brazilian real	5.196694	4.030696	3.874806	5.133082	3.940998	3.634827
Canadian dollar	1.273981	1.299449	1.362882	1.346594	1.329140	1.293896
Colombian peso	3 438.52	3 272.63	3 246.70	3 689.50	3 305.84	2 967.36
Chinese yuan	6.537798	6.961461	6.877787	6.947936	6.886265	6.581607
Euro	0.814930	0.890155	0.873362	0.878101	0.892577	0.845697
Mexican peso	19.948838	18.845242	19.682728	21.182539	19.334915	19.195084
Pound sterling	0.732646	0.757344	0.781249	0.780195	0.784062	0.750773
Peruvian nuevo sol	3.621009	3.317006	3.369998	3.491580	3.346670	3.284477
South Korean won	1 088.02	1 154.54	1 115.40	1 185.02	1 160.69	1 095.46
South African rand	14.686598	14.044287	14.374909	16.213180	14.512975	13.105486

(G)	INTANGIBLE ASSETS
Research and development
Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in the income statement as an expense as incurred.
Expenditure on development activities, whereby research findings are applied to a plan or design for the production of new or substantially improved products and processes, is capitalized if the product or process is technically and commercially feasible, future economic benefits are probable and the company has sufficient resources to complete development. The expenditure capitalized includes the cost of materials, direct labor and an appropriate proportion of overheads. Other development expenditure is recognized in the income statement as an expense as incurred. Capitalized development expenditure is stated at cost less accumulated amortization (see below) and impairment losses (refer to accounting policy O).
Amortization related to research and development intangible assets is included within the cost of sales if production related and in sales and marketing if related to commercial activities.
Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets are capitalized as part of the cost of such assets.
Supply and distribution rights
A supply right is the right for AB InBev to supply a customer and the commitment by the customer to purchase from AB InBev. A distribution right is the right to sell specified products in a certain territory. Acquired distribution rights are measured initially at cost or fair value when obtained through a business combination. Amortization related to supply and distribution rights is included within sales and marketing expenses.
Brands
If part of the consideration paid in a business combination relates to trademarks, trade names, formulas, recipes or technological expertise these intangible assets are considered as a group of complementary assets that is referred to as a brand for which one fair value is determined. Expenditure on internally generated brands is expensed as incurred.
Software
Purchased software is measured at cost less accumulated amortization. Expenditure on internally developed software is capitalized when the expenditure qualifies as development activities; otherwise, it is recognized in the income statement when incurred. Amortization related to software is included in cost of sales, distribution expenses, sales and marketing expenses or administrative expenses based on the activity the software supports.
Other intangible assets
Other intangible assets, acquired by the company, are recognized at cost less accumulated amortization and impairment losses. Other intangible assets also include multi-year sponsorship rights acquired by the company. These are initially recognized at the present value of the future payments and subsequently measured at cost less accumulated amortization and impairment losses.
Subsequent expenditure
Subsequent expenditure on capitalized intangible assets is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures are expensed as incurred.
Amortization
Intangible assets with a finite life are amortized using the straight-line method over their estimated useful lives. Licenses, brewing, supply and distribution rights are amortized over the period in which the rights exist. Brands are considered to have an indefinite life unless plans exist to discontinue the brand. Discontinuance of a brand can be either through sale or termination of marketing support. When AB InBev purchases distribution rights for its own products the life of these rights is considered indefinite, unless the company have a plan to discontinue the related brand or distribution. Software and capitalized development costs related to technology are amortized over 3 to 5 years.
Brands are deemed intangible assets with indefinite useful lives and, therefore, are not amortized but tested for impairment on an annual basis (refer to accounting policy O).

Gains and losses on sale
Net gains on sale of intangible assets are presented in the income statement as other operating income. Net losses on sale are included as other operating expenses. Net gains and losses are recognized in the income statement when the control has been transferred to the buyer, recovery of the consideration is probable, the associated costs can be estimated reliably, and there is no continuing managerial involvement with the intangible assets.

(H)	BUSINESS COMBINATIONS
The company applies the acquisition method of accounting to account for acquisitions of businesses. The cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred and equity instruments issued. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date. The excess of the cost of the acquisition over the company’s interest in the fair value of the identifiable net assets acquired is recorded as goodwill.
The allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions requiring management judgment.
Acquisition-related costs are expensed as incurred.
If the business combination is achieved in stages, the acquisition date carrying value of AB InBev’s previously held interest in the acquiree is re-measured
to fair value at the acquisition date; any gains or losses arising from such re-measurement
are recognized in profit or loss.

(I)	GOODWILL
Goodwill is determined as the excess of the consideration paid over AB InBev’s interest in the net fair value of the identifiable assets, liabilities and contingent liabilities of the acquired subsidiary, jointly controlled entity or associate recognized at the date of acquisition. All business combinations are accounted for by applying the purchase method.
In conformity with IFRS 3
Business Combinations
, goodwill is stated at cost and not amortized but tested for impairment on an annual basis and whenever there is an indicator that the cash generating unit to which goodwill has been allocated, may be impaired (refer to accounting policy O). Goodwill is expressed in the currency of the subsidiary or jointly controlled entity to which it relates and is translated to US dollar using the year-end
exchange rate. In respect of associates and joint ventures, the carrying amount of goodwill is included in the carrying amount of the investment in the associate.
If AB InBev’s interest in the net fair value of the identifiable assets, liabilities and contingent liabilities recognized exceeds the cost of the business combination such excess is recognized immediately in the income statement as required by IFRS 3
Business Combinations
. Expenditure on internally generated goodwill is expensed as incurred.

(J)	PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment is measured at cost less accumulated depreciation and impairment losses (refer to accounting policy O). Cost includes the purchase price and any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management (e.g. nonrefundable tax and transport cost). The cost of a self-constructed
asset is determined using the same principles as for an acquired asset. The depreciation methods, residual value, as well as the useful lives are reassessed and adjusted if appropriate, annually.
Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets are capitalized as part of the cost of such assets.
Subsequent expenditure
The company recognizes in the carrying amount of an item of property, plant and equipment the cost of replacing part of such an item when that cost is incurred if it is probable that the future economic benefits embodied with the item will flow to the company and the cost of the item can be measured reliably. All other costs are expensed as incurred.
Depreciation
The depreciable amount is the cost of an asset less its residual value. Residual values, if not insignificant, are reassessed annually. Depreciation is calculated from the date the asset is available for use, using the straight-line method over the estimated useful lives of the assets.
The estimated useful lives are defined in terms of the asset’s expected utility to the company and can vary from one geographical area to another. On average the estimated useful lives are as follows:

Industrial buildings – other real estate properties	20 – 50 years
Production plant and equipment:
Production equipment	10 – 15 years
Storage, packaging and handling equipment	5 – 7 years
Returnable packaging:
Kegs	2 – 10 years
Crates	2 – 10 years
Bottles	2 – 5 years
Point of sale furniture and equipment	5 years
Vehicles	5 years
Information processing equipment	3 – 5 years

Where parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items of property, plant and equipment.
Land is not depreciated as it is deemed to have an indefinite life.
Gains and losses on sale
Net gains on sale of items of property, plant and equipment are presented in the income statement as other operating income. Net losses on sale are presented as other operating expenses. Net gains and losses are recognized in the income statement when the control has been transferred to the buyer, recovery of the consideration is probable, the associated costs can be estimated reliably, and there is no continuing managerial involvement with the property, plant and equipment.

(K)	LEASES
The company as lessee
The company assesses whether a contract is or contains a lease at inception of a contract. The company recognizes a right-of-use
asset and a corresponding lease liability with respect to all lease agreements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the company recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease, and payments for these leases are presented in cash flow from operating activities.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the company uses its incremental borrowing rate specific to the country, term and currency of the contract. In addition, the company considers its recent debt issuances as well as publicly available data for instruments with similar characteristics when calculating the incremental borrowing rates.
Lease payments include fixed payments, less any lease incentives, variable lease payments that depend on an index or a rate known at the commencement date, and purchase options or extension option payments if the company is reasonably certain to exercise these options. Variable lease payments that do not depend on an index or rate are not included in the measurement of the lease liability and right-of-use
asset and are recognized as an expense in the income statement in the period in which the event or condition that triggers those payments occurs.
A lease liability is remeasured upon a change in the lease term, changes in an index or rate used to determine the lease payments or reassessment of exercise of a renewal and/or purchase option. The corresponding adjustment is made to the related right-of-use
asset.
The
right-of-use
assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses. The right-of-use
assets are depreciated starting at the commencement date over the shorter period of useful life of the underlying asset and lease term (refer to accounting policies J and O).
The lease liability is presented in the ‘Interest-bearing loans and borrowings’ line and the right-of-use
assets are presented in the ‘Property, plant and equipment’ line in the consolidated statement of financial position. In addition, the principal portion of the lease payments is presented within financing activities and the interest component is presented within operating activities in the consolidated cash flow statement.
The company as lessor
Leases where the company transfers substantially all the risks and rewards of ownership to the lessee are classified as finance leases. Leases of assets under which all the risks and rewards of ownership are substantially retained by the company are classified as operating leases. Rental income is recognized in other operating income on a straight-line basis over the term of the lease.

(L)	INVENTORIES
Inventories are valued at the lower of cost and net realizable value. Cost includes expenditure incurred in acquiring the inventories and bringing them to their existing location and condition. The weighted average method is used in assigning the cost of inventories.
The cost of finished products and work in progress comprises raw materials, other production materials, direct labor, other direct cost and an allocation of fixed and variable overhead based on normal operating capacity. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated completion and selling costs.
Inventories are written down on a
case-by-case
basis if the anticipated net realizable value declines below the carrying amount of the inventories. The calculation of the net realizable value takes into consideration specific characteristics of each inventory category, such as expiration date, remaining shelf life, slow-moving indicators, amongst others.

(M)	TRADE AND OTHER RECEIVABLES
Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business and generally due for settlement within 30 days. Trade receivables are recognized initially at the amount of the consideration that is unconditional unless they contain significant financing components, when they are recognized at the amount adjusted for the time value of money. The company holds trade and other receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest rate method.
Trade and other receivables are carried at amortized cost less impairment losses. To determine the appropriate amount to be impaired factors such as significant financial difficulties of the debtor, probability that the debtor will default, enter into bankruptcy or financial reorganization, or delinquency in payments are considered.
Other receivables are initially recognized at fair value and subsequently measured at amortized cost. Any impairment losses and foreign exchange results are directly recognized in profit or loss.

(N)	CASH AND CASH EQUIVALENTS
Cash and cash equivalents include all cash balances and short-term highly liquid investments with a maturity of three months or less from the date of acquisition that are readily convertible into cash. They are stated at face value, which approximates their fair value. In the cash flow statement, cash and cash equivalents are presented net of bank overdrafts.

(O)	IMPAIRMENT
The carrying amounts of property, plant and equipment, goodwill and intangible assets are reviewed at each balance sheet date to determine whether there is any indication of impairment. If there is an indicator of impairment, the asset’s recoverable amount is estimated. In addition, goodwill, intangible assets that are not yet available for use and intangibles with an indefinite useful life are tested for impairment annually at the cash-generating unit level (that is a country or group of countries managed as a group below a reporting region). An impairment loss is recognized whenever the carrying amount of an asset or the related cash-generating unit exceeds its recoverable amount. Impairment losses are recognized in the income statement.
Calculation of recoverable amount
The recoverable amount of
non-financial
assets is determined as the higher of their fair value less costs to sell and value in use. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash-generating unit to which the asset belongs. The recoverable amount of the cash generating units to which the goodwill and the intangible assets with indefinite useful life belong is based on discounted future cash flows using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded subsidiaries or other available fair value indicators.
Impairment losses recognized in respect of cash-generating units firstly reduce allocated goodwill and then the carrying amounts of the other assets in the unit on a pro rata basis.
Reversal of impairment losses
Non-financial
assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at each reporting date. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

(P)	FAIR VALUE MEASUREMENT
A number of AB InBev’s accounting policies and notes require fair value measurement for both financial and non-financial
items.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When measuring fair value, AB InBev uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1: inputs are unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2: inputs are observable either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•	Level 3: fair value measurements incorporates significant inputs that are based on unobservable market data.
If the inputs used to measure the fair value of an asset or liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
The company applies fair value measurement to the instruments listed below.
Derivatives
The fair value of exchange traded derivatives (e.g. exchange traded foreign currency futures) is determined by reference to the official prices published by the respective exchanges (e.g. the New York Board of Trade). The fair value of over-the-counter
derivatives is determined by commonly used valuation techniques.
Debt securities
This category includes both debt securities designated at FVOCI and FVPL. The fair value is measured using observable inputs such as interest rates and foreign exchange rates. When it pertains to instruments that are publicly traded, the fair value is determined by reference to observable quotes. In circumstances where debt securities are not publicly traded, the main valuation technique is the discounted cash flow. The company may apply other valuation techniques or combination of valuation techniques if the fair value results are more relevant.
Equity securities designated as at FVOCI
Investments in equity securities comprise quoted and unquoted securities. When liquid quoted prices are available, these are used to fair value investments in quoted securities. The unquoted securities are fair valued using primarily the discounted cash flow method.
Non-derivative
financial liabilities
The fair value of
non-derivative
financial liabilities is generally determined using unobservable inputs and therefore fall into level 3. In these circumstances, the valuation technique used is discounted cash flow, whereby the projected cash flows are discounted using a risk adjusted rate.

(Q)	SHARE CAPITAL
Repurchase of share capital
When AB InBev buys back its own shares, the amount of the consideration paid, including directly attributable costs, is recognized as a deduction from equity under treasury shares.

Dividends
Dividends paid are recognized in the consolidated financial statements on the date that the dividends are declared unless minimum statutory dividends are required by local legislation or the bylaws of the company’s subsidiaries. In such instances, statutory minimum dividends are recognized as a liability.
Share issuance costs
Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

(R)	PROVISIONS
Provisions are recognized when (i) the company has a present legal or constructive obligation as a result of past events, (ii) it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and (iii) a reliable estimate of the amount of the obligation can be made. Provisions are determined by discounting the expected future cash flows at a pre-tax
rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.
Restructuring
A provision for restructuring is recognized when the company has approved a detailed and formal restructuring plan, and the restructuring has either commenced or has been announced publicly. Costs relating to the ongoing activities of the company are not provided for. The provision includes the benefit commitments in connection with early retirement and redundancy schemes.
Onerous contracts
A provision for onerous contracts is recognized when the expected benefits to be derived by the company from a contract are lower than the unavoidable cost of meeting its obligations under the contract. Such provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract.
Disputes and Litigations
A provision for disputes and litigation is recognized when it is more likely than not that the company will be required to make future payments as a result of past events, such items may include but are not limited to, several claims, suits and actions relating to antitrust laws, violations of distribution and license agreements, environmental matters, employment related disputes, claims from tax authorities related to indirect taxes, and alcohol industry litigation matters.

(S)	EMPLOYEE BENEFITS
Post-employment benefits
Post-employment benefits include pensions, post-employment life insurance and post-employment medical benefits. The company operates a number of defined benefit and defined contribution plans throughout the world, the assets of which are generally held in separate trustee-managed funds. The pension plans are generally funded by payments from employees and the company, and, for defined benefit plans taking account of the recommendations of independent actuaries. AB InBev maintains funded and unfunded pension plans.

a)	Defined contribution plans
Contributions to defined contribution plans are recognized as an expense in the income statement when incurred. A defined contribution plan is a pension plan under which AB InBev pays fixed contributions into a fund. AB InBev has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods.

b)	Defined benefit plans
A defined benefit plan is a pension plan that is not a defined contribution plan. Typically, defined benefit plans define an amount of pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and compensation. For defined benefit plans, the pension expenses are assessed separately for each plan using the projected unit credit method. The projected unit credit method considers each period of service as giving rise to an additional unit of benefit entitlement. Under this method, the cost of providing pensions is charged to the income statement so as to spread the regular cost over the service lives of employees in accordance with the advice of qualified actuaries who carry out a full valuation of the plans at least every three years. The amounts charged to the income statement include current service cost, net interest cost (income), past service costs and the effect of any curtailments or settlements. Past service costs are recognized at the earlier of when the amendment / curtailment occurs or when the company recognizes related restructuring or termination costs. The pension obligations recognized in the balance sheet are measured at the present value of the estimated future cash outflows using interest rates based on high quality corporate bond yields, which have terms to maturity approximating the terms of the related liability, less the fair value of any plan assets.
Re-measurements,
comprising of actuarial gains and losses, the effect of the asset ceiling (excluding net interest) and the return on plan assets (excluding net interest) are recognized in full in the period in which they occur in the statement of comprehensive income.
Re-measurements
are not reclassified to profit or loss in subsequent periods.
Where the calculated amount of a defined benefit liability is negative (an asset), AB InBev recognizes such pension asset to the extent that economic benefits are available to AB InBev either from refunds or reductions in future contributions.
Other post-employment obligations
Some of AB InBev’s companies provide post-employment medical benefits to their retirees. The entitlement to these benefits is usually based on the employee remaining in service up to retirement age. The expected costs of these benefits are accrued over the period of employment, using an accounting methodology similar to that for defined benefit pension plans.
Termination benefits
Termination benefits are recognized as an expense at the earlier when the company is demonstrably committed, without realistic possibility of withdrawal, to a formal detailed plan to terminate employment before the normal retirement date and when the company recognizes costs for a restructuring. Termination benefits for voluntary redundancies are recognized if the company has made an offer encouraging voluntary redundancy and when the company can no longer withdraw the offer of termination, which is the earlier of either when the employee accepts the offer or when a legal, regulatory or contractual requirement or restriction on the company’s ability to withdraw the offer takes effect.

Bonuses
Bonuses received by company employees and management are based on pre-defined
company and individual target achievement. The estimated amount of the bonus is recognized as an expense in the period the bonus is earned. To the extent that bonuses are settled in shares of the company, they are accounted for as share-based payments.

(T)	SHARE-BASED PAYMENTS
Different share and share option programs allow company senior management and members of the board to acquire shares of the company and some of its affiliates. The fair value of the share options is estimated at grant date, using an option pricing model that is most appropriate for the respective option. Based on the expected number of options that will vest, the fair value of the options granted is expensed over the vesting period. When the options are exercised, equity is increased by the amount of the proceeds received.
Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the company obtains the goods or the counterparty renders the service.

(U)	INTEREST-BEARING LOANS AND BORROWINGS
Interest-bearing loans and borrowings are recognized initially at fair value, less attributable transaction costs. Subsequent to initial recognition, interest-bearing loans and borrowings are stated at amortized cost with any difference between the initial amount and the maturity amount being recognized in the income statement (in accretion expense) over the expected life of the instrument on an effective interest rate basis.

(V)	TRADE AND OTHER PAYABLES
Trade and other payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

(W)	INCOME TAX
Income tax on the profit for the year comprises current and deferred tax. Income tax is recognized in the income statement except to the extent that it relates to items recognized directly in equity, in which case the tax effect is also recognized directly in equity.
Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted, or substantively enacted, at the balance sheet date, and any adjustment to tax payable in respect of previous years.
In accordance with IAS 12
Income Taxes
deferred taxes are provided using the
so-called
balance sheet liability method. This means that, for all taxable and deductible differences between the tax bases of assets and liabilities and their carrying amounts in the balance sheet a deferred tax liability or asset is recognized. Under this method a provision for deferred taxes is also made for differences between the fair values of assets and liabilities acquired in a business combination and their tax base. IAS 12 prescribes that no deferred taxes are recognized (i) on initial recognition of goodwill, (ii) at the initial recognition of assets or liabilities in a transaction that is not a business combination and affects neither accounting nor taxable profit and (iii) on differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future and to the extent that the company is able to control the timing of the reversal. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using currently or substantively enacted tax rates.
Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously.
The company recognizes deferred tax assets, including assets arising from losses carried forward, to the extent that future probable taxable profit will be available against which the deferred tax asset can be utilized. A deferred tax asset is reduced to the extent that it is no longer probable that the related tax benefit will be realized.
Effective 1 January 2019, AB InBev adopted IFRIC 23
Uncertainty over Income Tax Treatments
and is presenting income tax provisions in income tax liabilities, consistent with the discussions held at the IFRS Interpretation Committee, which concluded that an entity is required to present assets and liabilities for uncertain tax treatments as current tax assets/liabilities or deferred tax assets/liabilities.

(X)	INCOME RECOGNITION
Goods sold
Revenue is measured based on the consideration to which the company expects to be entitled in a contract with a customer and excludes amounts collected on behalf of third parties. The company recognizes revenue when performance obligations are satisfied, meaning when the company transfers control of a product to a customer.
Specifically, revenue recognition follows the following five-step approach:

•	Identification of the contracts with a customer

•	Identification of the performance obligations in the contracts

•	Determination of the transaction price

•	Allocation of the transaction price to the performance obligations in the contracts

•	Revenue recognition when performance obligations are satisfied
Revenue from the sale of goods is measured at the amount that reflects the best estimate of the consideration expected to receive in exchange for those goods. Contracts can include significant variable elements, such as discounts, rebates, refunds, credits, price concessions, incentives, performance bonuses and penalties. Such trade incentives are treated as variable consideration. If the consideration includes a variable amount, the company estimates the amount of consideration to which it will be entitled in exchange for transferring the promised goods or services to the customer. Variable consideration is only included in the transaction price if it is highly probable that the amount of revenue recognized would not be subject to significant future reversals when the uncertainty is resolved.

Royalty income
The company recognizes the sales-based or usage-based royalties in other operating income when the later of the following events occurs: (a) the customer’s subsequent sales or usage; and (b) the performance obligation to which some or all of the sales-based or usage-based royalty has been allocated has been satisfied (or partially satisfied).
Rental income
Rental income is recognized in other operating income on a straight-line basis over the term of the lease.
Government grants
A government grant is recognized in the balance sheet initially as deferred income when there is reasonable assurance that it will be received and that the company will comply with the conditions attached to it. Grants that compensate the company for expenses incurred are recognized as other operating income on a systematic basis in the same periods in which the expenses are incurred. Grants that compensate the company for the acquisition of an asset are presented by deducting them from the acquisition cost of the related asset.
Finance income
Finance income comprises interest received or receivable on funds invested, dividend income, foreign exchange gains, losses on currency hedging instruments offsetting currency gains, gains on hedging instruments that are not part of a hedge accounting relationship, gains on financial assets measured at FVPL as well as any gains from hedge ineffectiveness (refer to accounting policy Z).
Interest income is recognized as it accrues (taking into account the effective yield on the asset) unless collectability is in doubt.
Dividend income
Dividend income is recognized in the income statement on the date that the dividend is declared.

(Y)	EXPENSES
Finance costs
Finance costs comprise interest payable on borrowings, calculated using the effective interest rate method, foreign exchange losses, gains on currency hedging instruments offsetting currency losses, results on interest rate hedging instruments, losses on hedging instruments that are not part of a hedge accounting relationship, losses on financial assets classified as trading, impairment losses on financial assets as well as any losses from hedge ineffectiveness (refer to accounting policy Z).
All interest costs incurred in connection with borrowings or financial transactions are expensed as incurred as part of finance costs. Any difference between the initial amount and the maturity amount of interest-bearing loans and borrowings, such as transaction costs and fair value adjustments, are recognized in the income statement (in accretion expense) over the expected life of the instrument on an effective interest rate basis (refer to accounting policy V). The interest expense component of lease payments is also recognized in the income statement (in accretion expense) using the effective interest rate method.
Research and development, advertising and promotional costs and systems development costs
Research, advertising and promotional costs are expensed in the year in which these costs are incurred. Development costs and systems development costs are expensed in the year in which these costs are incurred if they do not meet the criteria for capitalization (refer to accounting policy G).
Purchasing, receiving and warehousing costs
Purchasing and receiving costs are included in the cost of sales, as well as the costs of storing and moving raw materials and packaging materials. The costs of storing finished products at the brewery as well as costs incurred for subsequent storage in distribution centers are included within distribution expenses.

(Z)	FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING
AB InBev uses derivative financial instruments to mitigate the transactional impact of foreign currencies, interest rates, equity prices and commodity prices on the company’s performance. AB InBev’s financial risk management policy prohibits the use of derivative financial instruments for trading purposes and the company does therefore not hold or issue any such instruments for such purposes.
Classification and measurement
Except for certain trade receivables, the company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs directly attributable to the acquisition or issue of the financial asset. Debt financial instruments are subsequently measured at amortized cost, FVOCI or FVPL. The classification is based on two criteria: the objective of the company’s business model for managing the assets; and whether the instruments’ contractual cash flows represent ‘solely payments of principal and interest’ on the principal amount outstanding (the ‘SPPI criterion’).
The classification and measurement of the company’s financial assets is as follows:

•
Debt instruments at amortized cost:
comprise investments in debt securities where the contractual cash flows are solely payments of principal and interest and the company’s business model is to collect contractual cash flows. Interest income, foreign exchange gains and losses and any impairment charges for such instruments are recognized in profit or loss.

•
Debt instruments at FVOCI with gains or losses recycled to profit or loss on derecognition:
comprise investments in debt securities where the contractual cash flows are solely payments of principal and interest and the company’s business model is achieved by both collecting contractual cash flows and selling financial assets. Interest income, foreign exchange gains and losses and any impairment charges on such instruments are recognized in profit or loss. All other fair value gains and losses are recognized in other comprehensive income. On disposal of these debt securities, any related balance within FVOCI reserve is reclassified to profit or loss.

•
Equity instruments designated at FVOCI, with no recycling of gains or losses to profit or loss on derecognition
: these instruments are undertakings in which the company does not have significant influence or control and is generally evidenced by ownership of less than 20% of the voting rights. The company designates these investments on an instrument by instrument basis as equity securities at FVOCI because they represent investments held for long term strategic purposes. Investments in unquoted companies are subsequently measured at cost, when appropriate. These investments are non-monetary
items and gains or losses presented in the other comprehensive income include any related foreign exchange component. Dividends received are recognized in the profit or loss. These investments are not subject to impairment testing and upon disposal, the cumulative gain or loss accumulated in other comprehensive income are not reclassified to profit or loss.

•
Financial assets and liabilities at FVPL: comprise derivative instruments and equity instruments which were not designated as FVOCI. This category also includes debt instruments which do not meet the cash flow or the business model tests.

Hedge accounting
The company designates certain derivatives as hedging instruments to hedge the variability in cash flows associated with highly probable forecast transactions arising from changes in foreign exchange rates, interest rates and commodity prices. To hedge changes in the fair value of recognized assets, liabilities and firm commitments, the company designates certain derivatives as part of fair value hedge. The company also designates certain derivatives and non-derivative
financial liabilities as hedges of foreign exchange risk on a net investment in a foreign operation.
At the inception of the hedging relationships, the company documents the risk management objective and strategy for undertaking the hedge. Hedge effectiveness is measured at the inception of the hedge relationship and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between hedged item and hedging instrument.
For the different type of hedges in place, the company generally enters into hedge relationships where the critical terms of the hedging instrument match exactly the terms of the hedged item. Therefore, the hedge ratio is typically 1:1. The company performs a qualitative assessment of effectiveness. In circumstances where the terms of the hedged item no longer exactly match the critical terms of the hedging instrument, the company uses a hypothetical derivative method to assess effectiveness. Possible sources of ineffectiveness are changes in the timing of the forecasted transaction, changes in the quantity of the hedged item or changes in the credit risk of either parties to the derivative contract.
Cash flow hedge accounting
Cash flow hedge accounting is applied when a derivative hedges the variability in cash flows of a highly probable forecasted transaction, foreign currency risk of a firm commitment or a recognized asset or liability (such as variable interest rate instrument).
When the hedged forecasted transaction or firm commitment subsequently results in the recognition of a non-financial
item, the amount accumulated in the hedging reserves is included directly in the initial carrying amount of the non-financial
item when it is recognized.
For all other hedged transactions, the amount accumulated in the hedging reserves is reclassified to profit or loss in the same period during which the hedged item affects profit or loss (e.g. when the variable interest expense is recognized).
When a hedging instrument or hedge relationship is terminated but the hedged transaction is still expected to occur, the cumulative gain or loss (at that point) remains in equity and is reclassified to profit or loss when the hedged transaction occurs. If the hedged transaction is no longer expected to occur, the cumulative gain or loss recognized in other comprehensive income is reclassified to profit or loss immediately.
Any ineffectiveness is recognized immediately in profit or loss.
Fair value hedge accounting
When a derivative hedges the variability in fair value of a recognized asset or liability (such as a fixed rate instrument) or a firm commitment, any resulting gain or loss on the hedging instrument is recognized in the profit or loss. The carrying amount of the hedged item is also adjusted for fair value changes in respect of the risk being hedged, with any gain or loss being recognized in profit or loss. The fair value adjustment to the carrying amount of the hedged item is amortized to profit or loss from the date of discontinuation.
Net investment hedge accounting
When a
non-derivative
foreign currency liability hedges a net investment in a foreign operation, exchange differences arising on the translation of the liability to the functional currency are recognized directly in other comprehensive income (translation reserves).
When a derivative financial instrument hedges a net investment in a foreign operation, the portion of the gain or the loss on the hedging instrument that is determined to be effective is recognized directly in other comprehensive income (translation reserves) and is reclassified to profit or loss upon disposal of the foreign operation, while the ineffective portion is reported in profit or loss.
Offsetting
Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the company has a currently legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

(AA)	SEGMENT REPORTING
Operating segments are components of the company’s business activities about which separate financial information is available that is evaluated regularly by senior management. The company has six operating segments.
AB InBev’s operating segment reporting format is geographical because the company’s risks and rates of return are affected predominantly by the fact that AB InBev operates in different geographical areas. The company’s management structure and internal reporting system to the Board of Directors is set up accordingly. The company’s five geographic regions are North America, Middle Americas, South America, EMEA and Asia Pacific.
The aggregation criteria applied are based on similarities in the economic indicators (e.g. margins) that have been assessed in determining that the aggregated operating segments share similar economic characteristics, as prescribed in IFRS 8. Furthermore, management assessed additional factors such as management’s views on the optimal number of reporting segments, AB InBev historical geographies, peer comparison (e.g. Asia Pacific and EMEA being a commonly reported regions amongst the company’s peers), as well as management’s view on the optimal balance between practical and more granular information.

The results of Global Export and Holding Companies, which includes the company’s global headquarters and the export businesses in countries in which AB InBev has no operations are reported separately. The company’s five geographic regions plus the Global Export and Holding Companies comprise the company’s six reportable segments for financial reporting purposes.
Segment capital expenditure is the total cost incurred during the period to acquire property, plant and equipment, and intangible assets other than goodwill.

(BB)	EXCEPTIONAL ITEMS
Exceptional items are those that in management’s judgment need to be disclosed separately by virtue of their size or incidence. Such items are disclosed on the face of the consolidated income statement or separately disclosed in the notes to the financial statements. Transactions which may give rise to exceptional items are principally restructuring activities, impairments, gains or losses on disposal of investments and the effect of the accelerated repayment of certain debt facilities.

(CC)	DISCONTINUED OPERATIONS AND NON-CURRENT ASSETS HELD FOR SALE
A discontinued operation is a component of the company that either has been disposed of or is classified as held for sale and represents a separate major line of business or geographical area of operations and is part of a single coordinated plan to dispose of or is a subsidiary acquired exclusively with a view to resale.
AB InBev classifies a
non-current
asset (or disposal group) as held for sale if its carrying amount will be recovered principally through a sale transaction rather than through continuing use if all of the conditions of IFRS 5 are met. A disposal group is defined as a group of assets to be disposed of, by sale or otherwise, together as a group in a single transaction, and liabilities directly associated with those assets that will be transferred. Immediately before classification as held for sale, the company measures the carrying amount of the asset (or all the assets and liabilities in the disposal group) in accordance with applicable IFRS. Then, on initial classification as held for sale, non-current
assets and disposal groups are recognized at the lower of carrying amount and fair value less costs to sell. Impairment losses on initial classification as held for sale are included in profit or loss. The same applies to gains and losses on subsequent re-measurement.
Non-current
assets classified as held for sale are no longer depreciated or amortized.

(DD)	RECENTLY ISSUED IFRS
To the extent that new IFRS requirements are expected to be applicable in the future, they have not been applied in preparing these consolidated financial statements for the year ended 31 December 2020.
A number of amendments to standards are effective for annual periods beginning after 1 January 2020, and have not been discussed either because of their non-applicability
or immateriality to AB InBev’s consolidated financial statements.